Label	Element	Value
BBH Money Market Fund | BBH Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BBH MONEY MARKET FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The investment objective of the BBH Money Market Fund (the “Fund”) is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity.

Expense, Heading	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold the Fund's Regular Shares and Institutional Shares.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund's Regular Shares and Institutional Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Regular Shares and Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Regular Shares and Institutional Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests in high quality, U.S. dollar-denominated short-term money market instruments such as U.S. Government securities and bank obligations of U.S. and non-U.S. banks (i.e. certificates of deposit and fixed time deposits), commercial paper, repurchase agreements, municipal bonds, bonds issued by U.S. corporations and obligations of certain supranational organizations. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In choosing securities, the Fund's investment adviser seeks to maximize current income within the limits of the Fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds. To preserve the value of investors' capital, the Fund seeks to maintain a stable $1.00 per share price.

Risk, Heading	rr_RiskHeading

PRINCIPAL RISKS OF THE FUND

Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Amortized Cost Risk:

The Fund's Board of Trustees (the “Board”) may take certain actions, such as suspending redemptions and liquidating the Fund, if the Board determines that the divergence of the Fund's amortized cost price per share from its market-based net asset value (“NAV”) per share may result in material dilution or other unfair results to shareholders.

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or counterparty to a debt obligation will default on interest or principal payments.

Foreign Investment Risk:

Because the Fund invests in securities issued by non-U.S. banks, the Fund is subject to additional risks on these securities such as adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations and the different characteristics of overseas economies and markets.

Interest Rate Risk:

This is the risk associated with the price fluctuation of a security in response to changes in interest rates and the possibility that the Fund's yield may decline if interest rates decline.

Management Risk:

This is the risk that the securities selected by the investment adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Market Risk:

This is the risk that the prices of and the income generated by the Fund's securities may decline due to changing economic, political or market conditions, or due to interest rate fluctuations.

Municipal Securities Risk:

Political, legislative, and economic events may affect a municipal security's value, interest payments, repayment of principal and the Fund's ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security's value.

Regulatory Risk:

The SEC and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund.

Repurchase Agreement Risk:

This is the risk that the other party to a repurchase agreement will default on its obligation under the agreement.

Shareholder Concentration Risk:

This is the risk that asset allocation decisions, particularly large redemptions, made by the Fund's investment adviser, whose discretionary clients make up a large percentage of the Fund's shareholders, may adversely impact remaining Fund shareholders.

U.S. Government Agency Securities Risk:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Variable and Floating Rate Instrument Risk:

The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman & Co. (“BBH&Co.”) or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other federal, state or other governmental agency.

Risk, Money Market Fund	rr_RiskMoneyMarketFund
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution
Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman & Co. (“BBH&Co.”) or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other federal, state or other governmental agency.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading
FUND PERFORMANCE

Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is a successor to a mutual fund of the same name (the “Predecessor Fund”), which was a series of a Massachusetts business trust of the same name. The performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund achieved its investment objective by investing all of its assets in the BBH U.S. Money Market Portfolio. Accordingly, the performance and financial information provided in this Prospectus for the periods prior to June 12, 2007, is historical information of the Predecessor Fund.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Regular Shares from year to year. The table shows the average annual returns of the Fund's Regular Shares and Institutional Shares for the periods indicated.

For current yield information, please call 1-800-575-1265 toll free, or contact your account representative. When you consider this information, please remember that the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks involved with an investment in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-575-1265
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember that the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading
Total Return for Regular Shares (% Per Calendar Year)

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Performing Quarter:	1.24%	June 30, 2007
Lowest Performing Quarter:	0.00%	March 31, 2013

As of September 30, 2015, the Fund's Regular Shares and Institutional Shares had calendar year-to-date returns of 0.01% and 0.01%, respectively.

Year to Date Return, Label	rr_YearToDateReturnLabel	As of September 30, 2015, the Fund's Regular Shares and Institutional Shares had calendar year-to-date returns of 0.01% and 0.01%, respectively.
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Through December 31, 2014)
BBH Money Market Fund | BBH Money Market Fund | Regular Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
1 Year	rr_ExpenseExampleYear01	$ 52
3 Years	rr_ExpenseExampleYear03	163
5 Years	rr_ExpenseExampleYear05	284
10 Years	rr_ExpenseExampleYear10	$ 639
Annual Return 2005	rr_AnnualReturn2005	2.76%
Annual Return 2006	rr_AnnualReturn2006	4.61%
Annual Return 2007	rr_AnnualReturn2007	4.87%
Annual Return 2008	rr_AnnualReturn2008	2.24%
Annual Return 2009	rr_AnnualReturn2009	0.25%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Year to Date Return	rr_BarChartYearToDateReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years/ Since Inception	rr_AverageAnnualReturnYear10	1.46%
BBH Money Market Fund | BBH Money Market Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
1 Year	rr_ExpenseExampleYear01	$ 27
3 Years	rr_ExpenseExampleYear03	84
5 Years	rr_ExpenseExampleYear05	147
10 Years	rr_ExpenseExampleYear10	$ 332
Year to Date Return	rr_BarChartYearToDateReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.03%
10 Years/ Since Inception	rr_AverageAnnualReturnYear10	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2007